UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)—(Zip code)

David G. Stoeffel, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Vinita Paul
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.2%
CONSUMER DISCRETIONARY		7.2%
	Black & Decker Corporation		1,933	$166,818
	Clear Channel Communications, Inc.		13,217	386,862
*	Comcast Corporation - Class A		53,020	1,475,016
	Walt Disney Company		46,880	1,186,533
#	Eastman Kodak Company		6,965	174,821
	Ford Motor Company		45,270	388,417
#	General Motors Corporation		13,769	331,282
	Harrah's Entertainment, Inc.		4,536	333,850
	The Home Depot,Inc.		51,874	2,103,491
	Limited Brands		8,512	201,394
	McDonald's Corporation		30,750	1,076,557
	OfficeMax, Inc.		1,729	49,397
	Radioshack Corporation		3,309	73,460
#	Target Corporation		21,440	1,173,840
	Time Warner, Inc.		113,802	1,994,949

				11,116,687
CONSUMER STAPLES		12.2%
	Altria Group, Inc.		50,824	3,676,608
#	Anheuser-Busch Companies, Inc.		18,985	786,738
	Avon Products, Inc.		11,150	315,768
	CBS Corporation		18,837	492,211
	Campbell Soup Company		4,548	136,122
	Coca-Cola Company		50,486	2,089,111
	Colgate-Palmolive Company		12,673	695,621
	Heinz (H.J.) Company		8,158	276,882
	PepsiCo, Inc.		40,455	2,313,217
	Procter & Gamble Company		81,761	4,842,704
	Sara Lee Corporation		18,494	338,070
	Wal-Mart Stores, Inc.		60,988	2,812,157

				18,775,209
ENERGY		10.9%
#	Baker Hughes, Inc.		8,336	645,540
	Chevron Corporation		54,800	3,254,024
#	El Paso Energy Corporation		15,991	215,239
	Exxon Mobil Corporation		151,784	9,524,446
	Halliburton Company		12,492	993,739
	Schlumberger Limited		14,369	1,831,329
	Williams Companies, Inc.		14,012	334,046

				16,798,363
FINANCIAL SERVICES		20.0%
	The Allstate Corporation		15,793	822,026
	American Express Company		30,276	1,587,976
	American International Group, Inc.		63,315	4,144,600
	Bank of America Corporation		113,284	5,010,551
	Citigroup, Inc.		123,468	5,751,139
	The Goldman Sachs Group, Inc.		10,974	1,550,078
	The Hartford Financial Services Group, Inc.		7,326	602,417
	JPMorgan Chase & Company		85,393	3,394,372
	Lehman Brothers Holdings, Inc.		6,507	913,908
	Merrill Lynch & Company, Inc.		22,401	1,681,643
	Morgan Stanley		26,282	1,615,029
#	U.S. Bancorp		44,343	1,326,299
	Wells Fargo & Company		40,799	2,544,226

				30,944,264
HEALTH CARE		12.2%
	Abbott Laboratories		37,820	1,631,933
*	Amgen, Inc.		30,155	2,197,998
	Baxter International,Inc.		15,234	561,373
	Bristol-Myers Squibb Company		47,786	1,089,043
	CIGNA Corporation		3,030	368,448
	HCA,Inc.		10,394	510,138
	Johnson & Johnson		72,586	4,176,598
*	MedImmune, Inc.		6,037	205,982
	Medtronic, Inc.		29,492	1,665,413
	Merck & Company Inc.		53,385	1,841,783
	Pfizer, Inc.		179,801	4,617,290

				18,865,999
INDUSTRIALS		13.6%
	3M Company		18,490	1,345,147
	The Boeing Company		19,722	1,347,210
	Burlington Northern Santa Fe Corporation		9,123	730,935
#	Caterpillar, Inc.		16,550	1,123,745
	FedEx Corporation		7,400	748,510
	General Dynamics Corporation		4,894	569,466
+	General Electric Company		257,804	8,443,081
	Honeywell International,Inc.		20,570	790,299
	Norfolk Southern Corporation		9,927	494,762
	Raytheon Company		10,948	448,539
	Rockwell Automation, Inc.		4,378	289,254
#	Tyco International Ltd.		49,134	1,279,941
	United Parcel Service - Class B		26,900	2,015,079
	United Technologies Corporation		24,826	1,449,094

				21,075,062
INFORMATION TECHNOLOGY		15.2%
*	Cisco Systems, Inc.		149,835	2,782,436
*	Computer Sciences Corporation		4,553	230,837
*	Dell, Inc.		57,450	1,683,860
*	EMC Corporation		58,309	781,341
	Hewlett-Packard Company		69,915	2,179,950
	Intel Corporation		147,072	3,128,221
	International Business Machines Corporation		38,488	3,129,074
	Lucent Technologies, Inc.		108,477	286,379
	Microsoft Corporation		223,318	6,286,402
	National Semiconductor Corporation		8,356	235,723
*	Oracle Corporation		91,747	1,153,260
	Texas Instruments, Inc.		39,463	1,153,503
*	Unisys Corporation		8,347	55,841
	Xerox Corporation		23,482	336,027

				23,422,854
MATERIALS		2.2%
	Alcoa,Inc.		21,210	668,115
#	Allegheny Technologies, Inc.		2,073	107,485
	Dow Chemical Company		23,535	995,531
	DuPont (E.I.) de Nemours and Company		22,418	877,665
	International Paper Company		11,932	389,341
	Weyerhaeuser Company		5,962	415,909

				3,454,046
TELECOMMUNICATION		4.1%
	AT&T, Inc.		95,339	2,474,047
	Sprint Nextel Corporation		72,100	1,650,369
	Verizon Communications		71,320	2,257,991

				6,382,407
UTILITIES		1.6%
*	The AES Corporation		15,910	271,106
	American Electric Power Company, Inc.		9,621	359,056
	Entergy Corporation		5,033	349,844
#	Exelon Corporation		16,236	932,271
#	Southern Company		18,049	628,105

				2,540,382

Total Common Stocks
	(Cost $112,555,664 )			153,375,273

SHORT-TERM INVESTMENTS		4.7%

COMMERCIAL PAPER		2.2%
\	Autobahn Funding Corp 4(2)144A
	4.521%, due 02-01-2006		622,192	622,114
\	Four Winds Funding DCP
	4.551%, due 02-01-2006		622,192	622,114
\	FPL Group Capital, Inc.
	4.556%, due 02-07-2006		559,974	559,194
\	Jacksonville Electric Authority
	4.580%, due 03-22-2006		155,548	155,548
\	Morgan St Dean Witter CP
	4.580%, due 2-15-2006		777,740	777,740
\	Queens Health Systems 4(2)144A
	4.543%, due 2-22-2006		622,192	620,391

				3,357,101
MASTER NOTE		0.8%
\	Bank of America Secuities
	4.580%, due 02-01-2006		622,192	622,192
\	Bear Sterns and Company
	4.650%, due 02-01-2006		311,097	311,097
\	JP Morgan Securities
	4.580%, due 02-15-2006		311,097	311,097

				1,244,386
MEDIUM TERM NOTES		0.8%
\	First Tennessee Bank Notes
	4.330%, due 3-21-2006		622,192	622,192
\	Sigma Finance Inc
	4.330%, due 7-07-2006		622,192	622,129

				1,244,321
REPURCHASE AGREEMENTS		0.8%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	4.430%, due 02-01-2006
	collateralized by Federal Home Loan
	Note, due 03-03-2006		1,197,991	1,197,991

MONEY MARKET		0.1%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		146,371	146,371

Total Short-Term Investments				7,190,170
	(Cost $7,190,170)

TOTAL INVESTMENTS		103.9%		160,565,443
	(Cost $119,745,834)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(4.6)%		(7,043,799)
OTHER ASSETS,
	LESS OTHER LIABILITIES	0.7%		1,137,217
NET ASSETS		100.0%		$154,658,861

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
ARCAEX TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.6%
AEROSPACE & DEFENSE		4.9%
	Goodrich Corporation		153,085	$6,026,956
	Lockheed Martin Corporation		153,085	10,356,200
	Raytheon Company		153,085	6,271,893

				22,655,049
BIOTECHNOLOGY		11.1%
*	Amgen, Inc.		153,085	11,158,366
	Applera Corporation -
	Applied Biosystems Group		153,085	4,338,429
*	Biogen Idec, Inc.		153,085	6,850,554
*	Genentech, Inc.		153,084	13,152,977
*	Genzyme Corporation		153,085	10,859,850
*	MedImmune, Inc.		153,085	5,223,260

				51,583,436
COMMUNICATIONS EQUIPMENT		8.7%
*	3Com Corporation		153,085	699,598
* #	ADC Telecommunications, Inc.		153,084	3,882,210
#	Alcatel ADR		153,085	2,051,339
*	CIENA Corporation		153,085	612,340
*	Cisco Systems, Inc.		153,085	2,842,788
	Corning, Inc.		153,085	3,727,620
	Harris Corporation		153,086	7,107,783
*	JDS Uniphase Corporation		153,085	479,156
* #	Juniper Networks, Inc.		153,085	2,775,431
	Motorola, Inc.		153,085	3,476,560
#	Nokia Corp - ADR		153,085	2,813,702
	Nortel Networks Corporation		153,085	459,255
	QUALCOMM, Inc.		153,085	7,341,958
*	Tellabs, Inc.		153,085	1,957,957

				40,227,697
COMPUTERS & PERIPHERALS		11.7%
*	Adaptec, Inc.		153,085	832,782
* #	Apple Computer, Inc.		153,086	11,559,524
*	Dell, Inc.		153,085	4,486,921
*	EMC Corporation		153,085	2,051,339
* #	Gateway, Inc.		153,085	416,391
#	Hewlett-Packard Company		153,085	4,773,190
+	International Business Machines Corporation		153,085	12,445,811
*	NCR Corporation		153,086	5,687,145
*	Network Appliance, Inc.		153,085	4,776,252
*	QLogic Corporporation		153,085	6,072,882
*	Quantum Corporation - DLT & Storage Systems		153,085	543,452
*	Sun Microsystems, Inc.		153,085	688,883

				54,334,572
ELECTRICAL EQUIPMENT		0.8%
#	American Power Conversion Corporation		153,085	3,628,115

ELECTRONIC EQUIPMENT
& INSTRUMENTS		5.0%
*	Agilent Technologies, Inc.		153,085	5,191,112
*	Coherent, Inc.		153,085	4,739,512
*	Jabil Circuit, Inc.		153,085	6,184,634
*	Solectron Corporation		153,085	584,785
	Symbol Technologies, Inc.		153,085	1,890,600
#	Tektronix, Inc.		153,085	4,516,007

				23,106,650
HEALTH CARE EQUIPMENT &		8.8%
SUPPLIES
	Biomet, Inc.		153,085	5,788,144
* #	Boston Scientific Corporation		153,085	3,347,969
	Medtronic, Inc.		153,085	8,644,710
	Millipore Corporation		153,085	10,529,186
*	St. Jude Medical, Inc.		153,085	7,521,066
*	Thermo Electron Corporation		153,085	5,149,779

				40,980,854
INTERNET SOFTWARE		1.1%
& SERVICES
*	Yahoo!, Inc.		153,086	5,256,973

IT SERVICES		7.5%
	Automatic Data Processing, Inc.		153,085	6,726,555
*	Computer Sciences Corporation		153,085	7,761,409
*	DST System, Inc.		153,085	8,673,796
	Electronic Data Systems Corporation		153,085	3,856,211
	First Data Corporation		153,085	6,904,134
*	Unisys Corporation		153,085	1,024,139

				34,946,244
MEDIA		0.8%
* #	Sirius Satellite Radio, Inc.		153,085	867,992
	Time Warner, Inc.		153,085	2,683,580

				3,551,572
OFFICE ELECTRONICS		0.5%
	Xerox Corporation		153,085	2,190,646

PHARMACEUTICALS		1.8%
	Novartis AG - ADR		153,085	8,444,169

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		20.0%
* #	Advanced Micro Devices, Inc.		153,085	6,408,138
*	Altera Corporation		153,085	2,956,071
#	Analog Devices, Inc.		153,085	6,088,190
	Applied Materials, Inc.		153,085	2,916,269
*	Broadcom Corporation - Class A		153,085	10,440,397
* #	Cypress Semiconductor Corporation		153,085	2,591,729
#	Intel Corporation		153,085	3,256,118
#	KLA-Tencor Corporation		153,085	7,957,358
*	Kulicke & Soffa Industries, Inc.		153,085	1,713,021
* #	Lam Research Corporation		153,085	7,107,737
	Linear Technology Corporation		153,085	5,696,293
*	LSI Logic Corporation		153,085	1,400,728
	Maxim Integrated Products, Inc.		153,085	6,282,608
*	Micron Technology, Inc.		153,085	2,247,288
#	National Semiconductor Corporation		153,086	4,318,556
* #	Novellus Systems, Inc.		153,085	4,339,960
*	Standard Microsystems Corporation		153,085	5,272,247
*	Teradyne, Inc.		153,085	2,666,741
#	Texas Instruments, Inc.		153,085	4,474,675
* #	Vitesse Semiconductors		153,085	398,021
	Xilinx, Inc.		153,085	4,310,874

				92,843,019
SOFTWARE		16.9%
	Adobe Systems, Inc.		153,084	6,080,496
	Autodesk, Inc.		153,086	6,213,762
*	BEA Systems, Inc.		153,085	1,587,491
*	BMC Software, Inc.		153,085	3,383,179
*	Cadence Design Systems, Inc.		153,085	2,703,481
*	Check Point Software Technologies Ltd.		153,085	3,312,759
* #	Cognos, Inc.		153,085	5,832,539
	Computer Associates International, Inc.		153,085	4,179,221
*	Compuware Corporation		153,085	1,261,420
*	Electronic Arts, Inc.		153,085	8,355,379
*	Hyperion Solutions Corporation		153,085	5,267,655
*	McAfee, Inc.		153,085	3,550,041
*	Mentor Graphics Corporation		153,085	1,683,935
	Microsoft Corporation		153,085	4,309,343
*	Novell, Inc.		153,085	1,491,048
*	Oracle Corporation		153,085	1,924,278
	SAP AG - ADR		153,085	7,863,976
*	Sybase, Inc.		153,085	3,305,105
*	Symantec Corporation		153,086	2,813,721
*	Synopsys, Inc.		153,085	3,384,709

				78,503,538

Total Common Stocks
	(Cost $ 522,919,852)			462,252,534

SHORT-TERM INVESTMENTS		13.7%

COMMERCIAL PAPER		6.5%
\	Autobahn Funding Corp 4(2)144A
	4.521%, due 02-01-2006		5,580,617	5,579,916
\	Four Winds Funding DCP
	4.551%, due 02-01-2006		5,580,617	5,579,911
\	FPL Group Capital, Inc.
	4.556%, due 02-07-2006		5,022,555	5,015,572
\	Jacksonville Electric Authority
	4.580%, due 03-22-2006		1,395,154	1,395,154
\	Morgan St Dean Witter CP
	4.580%, due 2-15-2006		6,975,771	6,975,771
\	Queens Health Systems 4(2)144A
	4.543%, due 2-22-2006		5,580,617	5,564,466
				30,110,790
MASTER NOTE		2.4%
\	Bank of America Secuities
	4.580%, due 02-01-2006		5,580,617	5,580,617
\	Bear Sterns and Company
	4.650%, due 02-01-2006		2,790,308	2,790,308
\	JP Morgan Securities
	4.580%, due 02-15-2006		2,790,308	2,790,308
				11,161,233
MEDIUM TERM NOTES		2.4%
\	First Tennessee Bank Notes
	4.330%, due 3-21-2006		5,580,617	5,580,617
\	Sigma Finance Inc
	4.330%, due 7-07-2006		5,580,617	5,580,059
				11,160,676
REPURCHASE AGREEMENTS		2.3%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	4.430%, due 02-01-2006
	collateralized by Federal Home Loan
	Note, due 03-03-2006		10,745,115	10,745,115

MONEY MARKET		0.1%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		347,807	347,807

	Total Short-Term Investments			63,525,621
	(Cost $ 63,525,621)

TOTAL INVESTMENTS		113.3%		525,778,155
	(Cost $ 586,445,473)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(13.6)%		(63,177,814)
OTHER ASSETS,
	LESS OTHER LIABILITIES	0.3%		1,341,132
NET ASSETS		100.0%		$463,941,473

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
DOW JONES EQUITY INCOME 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS	99.9%
CONSUMER DISCRETIONARY	14.7%
Dow Jones and Company, Inc.		4,300	$163,443
Ford Motor Company		14,740	126,470
General Motors Corporation		4,420	106,345
Harrah's Entertainment, Inc.		2,100	154,560
Knight-Ridder, Inc.		2,500	155,625
Limited Brands		7,150	169,169
Maytag Corporation		9,740	167,723
McDonald's Corporation		4,510	157,895
The New York Times Company		4,800	135,840
Newell Rubbermaid, Inc.		6,125	144,795
OfficeMax, Inc.		5,100	145,707
Pier 1 Imports, Inc.		10,500	113,610
The ServiceMaster Company		11,300	146,222
Snap-on, Inc.		3,100	124,403
Tupperware Brands Corporation		12,100	268,620
Whirlpool Corporation		1,490	120,213

			2,400,640
CONSUMER STAPLES	8.9%
Albertson's, Inc.		7,300	183,595
Altria Group, Inc.		2,390	172,893
ConAgra Foods, Inc.		6,510	134,952
Delta and Pine Land Company		6,000	141,240
Loews Corporation-Carolina Group		4,560	210,307
Reynolds American, Inc.		1,950	197,204
Sara Lee Corporation		7,610	139,111
SUPERVALUE, Inc.		4,700	150,071
UST, Inc.		3,280	127,723

			1,457,096
ENERGY	10.0%
ChevronTexaco Corporation		2,750	163,295
ConocoPhillips		2,630	170,161
El Paso Energy Corporation		13,200	177,672
Exxon Mobil Corporation		2,620	164,405
General Maritime Corporation		3,600	135,144
Kerr-McGee Corporation		1,980	218,572
Kinder Morgan, Inc.		1,890	181,912
Marathon Oil Corporation		2,900	222,923
Occidental Petroleum Corporation		1,960	191,512

			1,625,596
FINANCIAL SERVICES	21.7%
American Financial Realty Trust		9,700	120,571
Annaly Mortgage Management, Inc.		8,810	109,508
Apartment Investment & Management Company		3,840	163,277
Brandywine Realty Trust		4,950	155,678
Colonial Properties Trust		3,500	161,770
Comerica, Inc.		2,770	153,652
Crescent Real Estate Equities Company		8,450	179,055
Equity Office Properties Trust		4,730	150,509
First Horizon National Corporation		3,250	123,077
First Industrial Realty Trust, Inc.		4,000	156,280
Friedman, Billings, Ramsey Group, Inc.		10,500	121,590
Health Care Property Investors, Inc.		5,800	160,950
Healthcare Realty Trust, Inc.		4,090	143,314
Highwoods Properties, Inc.		5,100	160,854
Home Properties, Inc.		3,560	163,297
HRPT Properties Trust		12,660	135,842
Impac Mortgage Holdings, Inc.		7,800	68,172
iStar Financial, Inc.		3,800	136,382
Nationwide Health Properties, Inc.		6,400	146,368
New Century Financial Corporation		2,900	113,767
Novastar Financial, Inc.		3,800	119,662
Redwood Trust, Inc.		4,100	178,145
The Student Loan Corporation		740	162,060
Thornburg Mortgage, Inc.		5,440	139,427
Washington Mutual, Inc.		2,950	124,844

			3,548,051
HEALTH CARE	9.1%
Abbott Laboratories		3,090	133,334
Baxter International,Inc.		3,950	145,557
Bristol-Myers Squibb Company		6,050	137,880
Eli Lilly and Company		2,690	152,308
Hillenbrand Industries, Inc.		3,040	149,629
Johnson & Johnson		2,360	135,794
Mentor Corporation		3,700	166,500
Merck & Company, Inc.		4,940	170,430
Pfizer, Inc.		5,500	141,240
Wyeth		3,390	156,787

			1,489,459
INDUSTRIALS	11.2%
Acuity Brands, Inc.		5,900	223,551
American Power Conversion Corporation		6,400	151,680
Deluxe Corporation		3,630	97,211
Emerson Electric Company		2,440	188,978
Hubbel, Inc. - Class B		3,470	155,977
IKON Office Solutions, Inc.		16,100	190,302
Pitney Bowes, Inc.		3,470	148,308
R. R. Donnelley & Sons Company		4,360	142,136
Textron, Inc.		1,420	119,933
The Timkin Company		6,700	242,339
Waste Management, Inc.		5,400	170,532

			1,830,947
INFORMATION TECHNOLOGY	7.8%
ADTRAN, Inc.		6,100	178,913
Diebold, Inc.		3,300	129,063
Electronic Data Systems Corporation		7,970	200,764
Hewlett-Packard Company		6,470	201,735
Imation Corporation		3,900	176,787
The Reynolds and Reynolds Company		5,620	159,608
Seagate Technology		8,800	229,504

			1,276,374
MATERIALS	7.5%
Bemis Company, Inc.		5,700	173,964
Lyondell Chemical Company		5,760	138,297
Olin Corporation		8,400	172,200
Packaging Corporation of America		7,200	167,040
Sonoco Products Company		5,710	176,839
Temple-Inland, Inc.		4,100	192,290
Worthington Industries, Inc.		9,700	200,111

			1,220,741
TELECOMMUNICATION	2.8%
AT&T Corp.		6,400	166,080
Citizens Communications Company		11,200	137,424
Verizon Communications		5,100	161,466

			464,970
UTILITIES	6.2%
Duquesne Light Holdings, Inc.		8,100	145,638
Great Plains Energy, Inc.		4,700	134,091
MDU Resources Group, Inc.		5,400	195,480
OGE Energy Corporation		5,200	141,180
Peoples Energy Corporation		3,500	130,270
Progress Energy, Inc.		3,300	143,946
TECO Energy, Inc.		7,080	120,926

			1,011,531

Total Common Stocks
(Cost $15,739,474)			16,325,405

SHORT-TERM INVESTMENTS	0.6%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		91,626	91,626
Highmark 100% Treasury Money Market Fund
Total Short-Term Investments			91,626
(Cost $91,626)

TOTAL INVESTMENTS	100.5%		16,417,031
(Cost $15,831,100)
OTHER LIABILITIES,
LESS OTHER ASSETS	(0.5)%		(89,041)
NET ASSETS	100.0%		$16,327,990

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.7%
BIOTECHNOLOGY		15.5%
*	Affymetrix, Inc.		3,767	$143,824
*	Amgen, Inc.		57,040	4,157,646
* #	Amylin Pharmaceuticals, Inc.		5,615	238,076
	Applera Corporation -
	Applied Biosystems Group		19,952	565,440
*	Biogen Idec, Inc.		12,270	549,083
*	Celgene Corporation		9,040	643,196
* #	Cephalon, Inc.		3,213	227,769
*	Charles River Laboratories International, Inc.		4,057	187,149
*	Chiron Corporation		6,061	276,382
*	Genentech, Inc.		22,666	1,947,463
*	Genzyme Corporation		13,309	944,140
*	Gilead Sciences, Inc.		23,062	1,403,784
*	Human Genome Sciences, Inc.		7,498	82,478
*	ICOS Corporation		3,367	83,670
*	Invitrogen Corporation		2,929	201,749
*	MedImmune, Inc.		6,486	221,302
*	Millennium Pharmaceuticals, Inc.		17,399	179,906
* #	NPS Pharmaceuticals, Inc.		2,570	36,494
*	Neurocrine Biosciences, Inc.		2,117	128,650
* #	OSI Pharmaceuticals, Inc.		3,300	92,928
* #	PDL Biopharma, Inc.		6,383	186,064
*	Techne Corporation		2,115	120,238

				12,617,431
HEALTH CARE EQUIPMENT		19.7%
AND SUPPLIES
	Alcon, Inc.		4,215	539,183
	Bausch & Lomb, Inc.		3,029	204,609
	Baxter International, Inc.		37,837	1,394,293
	Beckman Coulter, Inc.		3,510	209,020
	Becton Dickinson and Company		16,422	1,064,146
	Biomet, Inc.		12,503	472,738
* #	Boston Scientific Corporation		30,834	674,339
	C. R. Bard, Inc.		5,772	366,060
	Cooper Companies. Inc.		2,500	138,575
* #	Cytyc Corporation		6,396	192,520
	Dade Behring Holdings, Inc.		11,300	442,169
	DENTSPLY International, Inc.		3,881	208,410
*	Edwards Lifesciences Corporation		3,418	146,769
#	Fisher Scientific International, Inc.		6,609	441,944
*	Gen-Probe, Inc.		2,890	145,743
	Guidant Corporation		16,810	1,237,216
	Hillenbrand Industries, Inc.		3,255	160,211
*	Hospira, Inc.		8,800	393,800
*	IDEXX Laboratories, Inc.		1,905	146,342
*	INAMED Corporation		2,050	188,826
	Medtronic, Inc.		56,980	3,217,661
	Millipore Corporation		2,750	189,145
*	Respironics, Inc.		4,020	144,841
	STERIS Corporation		4,009	108,243
*	St. Jude Medical, Inc.		18,874	927,280
	Stryker Corporation		14,698	733,430
*	Thermo Electron Corporation		8,900	299,396
#	Varian Medical Systems, Inc.		7,144	430,140
	Waters Corporation		7,500	314,625
*	Zimmer Holdings, Inc.		12,792	882,008

				16,013,682
HEALTH CARE PROVIDERS		20.9%
AND SERVICES
	Aetna, Inc.		16,250	1,573,000
*	Apria Healthcare Group, Inc.		2,894	70,527
*	Caremark Rx, Inc.		22,946	1,131,238
	CIGNA Corporation		8,378	1,018,765
*	Community Health Systems, Inc.		4,900	178,311
*	Covance, Inc.		3,572	202,925
*	Coventry Health Care, Inc.		8,697	518,080
*	DaVita, Inc.		5,524	302,439
* #	Express Scripts, Inc. - Class A		6,540	597,037
	HCA, Inc.		20,656	1,013,796
	Health Management Associates, Inc. - Class A		12,819	269,455
*	Health Net, Inc.		1,440	71,093
*	Henry Schein, Inc.		4,900	228,536
* #	Humana, Inc.		8,682	484,195
*	Laboratory Corporation of America Holdings		7,280	426,972
*	Lincare Holdings, Inc.		5,577	235,684
	Manor Care, Inc.		4,488	175,481
*	Medco Health Solutions, Inc.		15,920	861,272
	Owens & Minor, Inc.		2,600	81,380
*	Patterson Companies, Inc.		1,856	64,088
	Pharmaceutical Product Development, Inc.		2,818	194,949
	Quest Diagnostics, Inc.		8,492	419,760
*	Renal Care Group, Inc.		3,781	179,371
* #	Tenet Healthcare Corporation		26,350	191,565
*	Triad Hospitals, Inc.		4,770	195,855
	UnitedHealth Group, Inc.		63,549	3,776,082
	Universal Health Services, Inc. - Class B		3,099	147,233
*	Wellpoint Health Networks, Inc.		31,720	2,436,096

				17,045,185
PHARMACEUTICALS		43.6%
	Abbott Laboratories		73,875	3,187,706
	Allergan, Inc.		6,987	813,287
* #	Barr Laboratories, Inc.		5,118	335,638
	Bristol-Myers Squibb Company		95,152	2,168,514
	Eli Lilly and Company		46,354	2,624,563
*	Forest Laboratories, Inc.		18,333	848,451
	Johnson & Johnson		129,600	7,457,184
*	King Pharmaceuticals, Inc.		13,603	255,056
#	Medicis Pharmaceutical Corporation		3,112	96,192
	Merck & Company, Inc.		103,700	3,577,650
	Mylan Laboratories, Inc.		12,191	240,163
* #	Par Pharmaceutical Companies, Inc.		1,920	63,514
	Pfizer, Inc.		324,116	8,323,299
	Schering-Plough Corporation		73,892	1,415,032
*	Sepracor, Inc.		5,839	332,298
*	Teva Pharmaceuticals Industries Ltd. - ADR		5,212	222,196
	Valeant Pharmaceuticals International		5,236	94,039
*	Watson Pharmaceuticals, Inc.		5,859	193,874
	Wyeth		68,603	3,172,889

				35,421,545
Total Common Stocks
	(Cost $67,891,332)			81,097,843

SHORT-TERM INVESTMENTS		4.8%

Commercial Paper		2.3%
\	Autobahn Funding Corp 4(2)144A
	4.521%, due 02-01-2006		335,190	335,148
\	Four Winds Funding DCP
	4.551%, due 02-01-2006		335,190	335,148
\	FPL Group Capital, Inc.
	4.556%, due 02-07-2006		301,671	301,252
\	Jacksonville Electric Authority
	4.580%, due 03-22-2006		83,798	83,798
\	Morgan St Dean Witter CP
	4.580%, due 2-15-2006		418,988	418,988
\	Queens Health Systems 4(2)144A
	4.543%, due 2-22-2006		335,190	334,220
				1,808,554

Master Note		0.8%
\	Bank of America Secuities
	4.580%, due 02-01-2006		335,190	335,190
\	Bear Sterns and Company
	4.650%, due 02-01-2006		167,595	167,595
\	JP Morgan Securities
	4.580%, due 02-15-2006		167,595	167,595
				670,380

Medium Term Notes		0.8%
\	First Tennessee Bank Notes
	4.330%, due 3-21-2006		335,190	335,190
\	Sigma Finance Inc
	4.330%, due 7-07-2006		335,190	335,157
				670,347

Repurchase Agreements		0.8%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	4.430%, due 02-01-2006
	collateralized by Federal Home Loan
	Note, due 03-03-2006		645,387	645,387

MONEY MARKET		0.1%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		73,493	73,493

Total Short-Term Investments				3,868,161
	(Cost $3,868,161)

TOTAL INVESTMENTS		104.5%		84,966,004
	(Cost $71,759,493)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(4.7)%		(3,794,667)
OTHER ASSETS,
LESS OTHER LIABILITIES		0.2%		122,744

NET ASSETS		100.0%		$81,294,081

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

				Number
				of Shares	Market
				or Par Value	Value

COMMON STOCKS			99.7%
CAPITAL MARKETS			15.7%
	Amerprise Financial, Inc.			5,700	$231,933
	Bank of New York Company, Inc.			20,949	666,388
#	Bear Stearns Companies, Inc.			5,767	729,295
	The Charles Schwab Corporporation			28,158	416,457
*	E*TRADE Financial Corporation			9,490	225,767
	Franklin Resources, Inc.			3,715	365,928
	The Goldman Sachs Group, Inc.			10,479	1,480,159
	Janus Capital Group, Inc.			5,370	112,179
	Legg Mason, Inc.			2,954	383,134
	Lehman Brothers Holdings, Inc.			8,929	1,254,078
	Mellon Financial Corporation			11,116	392,061
	Merrill Lynch & Company, Inc.			22,954	1,723,157
	Morgan Stanley			27,092	1,664,803
	Northern Trust Corporation			4,999	260,998
	State Street Corporation			8,833	534,043
	T. Rowe Price Group, Inc.			3,401	259,938

					10,700,318
COMMERCIAL BANKS			27.3%
	AmSouth Bancorporation			8,975	247,800
	BB&T Corporation			14,622	570,843
	Bank of America Corporation			126,722	5,604,914
	Comerica, Inc.			4,211	233,584
#	Commerce Bancorp, Inc.			3,900	130,416
	Compass Bancshares, Inc.			3,052	148,693
	Fifth Third Bancorp			12,600	473,382
	First Horizon National Corporation			2,896	109,672
	Huntington Bancshares, Inc.			5,157	119,642
	KeyCorp			10,767	381,044
	M&T Bank Corporation			2,078	225,047
	Marshall & Ilsley Corporation			4,835	202,780
	Mercantile Bankshares Corporation			2,897	109,922
#	National City Corporation			15,050	514,409
	North Fork Bancorporation, Inc.			11,556	297,220
	PNC Financial Services Group			7,806	506,297
#	Popular, Inc.			5,866	119,138
	Regions Financial Corporation			12,274	407,251
	SunTrust Banks, Inc.			9,753	696,852
	Synovus Financial Corporation			6,428	177,863
	TCF Financial Corporation			2,714	67,823
#	TD Banknorth, Inc.			1,655	47,962
	U.S. Bancorp			49,540	1,481,741
	Wachovia Corporation			42,347	2,321,886
	Wells Fargo & Company			45,538	2,839,750
	Zions Bancorporation			7,088	560,448
					18,596,379
CONSUMER FINANCE			4.2%
	American Express Company			30,074	1,577,381
	Capital One Financial Corporation			8,058	671,231
	SLM Corporation			11,231	628,487
					2,877,099
DIVERSIFIED FINANCIAL SERVICES			16.7%
	The Chicago Mercantile Exchange			640	270,880
	The CIT Group, Inc.			5,459	291,183
	Citigroup, Inc.			141,115	6,573,137
	JPMorgan Chase & Company			95,778	3,807,176
	Moody's Corporation			6,700	424,244
					11,366,620
INSURANCE			21.9%
	ACE Limited			8,461	463,240
	AFLAC, Inc.			13,543	635,844
	The Allstate Corporation			18,274	951,162
	Ambac Financial Group, Inc.			2,659	204,238
	American Financial Group, Inc.			8,900	334,818
	American International Group, Inc.			61,974	4,056,818
#	Aon Corporation			6,833	233,825
	The Chubb Corporation			5,315	501,470
	Cincinnati Financial Corporation			3,858	175,693
	Everest Re Group, Ltd.			1,492	144,202
	Fidelity National Financial, Inc.			3,980	157,091
	The Hartford Financial Services Group, Inc.			8,115	667,296
	Jefferson-Pilot Corporation			3,362	196,105
	Lincoln National Corporation			4,475	244,022
	Loews Corporation			3,308	326,467
	Marsh & McLennan Companies			13,926	423,211
	MBIA, Inc.			3,419	210,474
#	MetLife, Inc.			10,990	551,258
	Ohio Casualty Corporation			11,400	343,596
	Old Republic International Corporation			4,997	107,186
	Principal Financial Group, Inc.			11,515	543,047
	The Progressive Corporation			4,619	485,180
	Prudential Financial, Inc.			16,756	1,262,397
	SAFECO Corporation			3,037	158,683
	The St. Paul Travelers Companies, Inc.			18,755	851,102
	Torchmark Corporation			2,567	144,009
	UnumProvident Corporation			7,488	152,231
	Willis Group Holdings Limited			2,800	97,188
#	XL Capital Ltd. - Class A			4,582	310,018
					14,931,871
REAL ESTATE			5.6%
	Archstone Communities Trust			5,505	257,964
	Avalonbay Communities, Inc.			1,790	178,069
	Boston Properties, Inc.			2,900	226,954
	Duke Realty Corporation			3,442	124,876
	Equity Office Properties Trust			10,700	340,474
	Equity Residential			7,542	319,856
#	General Growth Properties, Inc.			5,780	298,248
	iStar Financial, Inc.			2,500	89,725
	Kimco Realty Corporation			5,400	189,486
	Plum Creek Timber Company, Inc.			4,536	167,560
#	ProLogis Trust			6,338	324,632
	Public Storage, Inc.			2,200	159,654
	Rayonier, Inc.			8,025	343,069
	Simon Property Group, Inc.			5,934	491,573
	Vornado Realty Trust			3,440	303,890
					3,816,030
THRIFTS AND MORTGAGE FINANCE			8.3%
	Countrywide Financial Corporation			15,936	532,900
	Fannie Mae			26,414	1,530,427
	Freddie Mac			18,786	1,274,818
	Golden West Financial Corporation			8,202	579,225
	MGIC Investment Corporation			2,382	157,236
#	New York Community Bancorp, Inc.			5,470	93,318
	Radian Group, Inc.			2,058	117,779
	Sovereign Bancorp, Inc.			9,527	207,689
	Washington Mutual, Inc.			26,646	1,127,659
					5,621,051

Total Common Stocks
	(Cost $55,930,093)				67,909,368

SHORT-TERM INVESTMENTS			4.3%

Commercial Paper			2.0%
\	Autobahn Funding Corp 4(2)144A
	4.521%, due 02-01-2006			250,375	250,343
\	Four Winds Funding DCP
	4.551%, due 02-01-2006			250,375	250,343
\	FPL Group Capital, Inc.
	4.556%, due 02-07-2006			225,337	225,025
\	Jacksonville Electric Authority
	4.580%, due 03-22-2006			62,594	62,594
\	Morgan St Dean Witter CP
	4.580%, due 2-15-2006			312,969	312,969
\	Queens Health Systems 4(2)144A
	4.543%, due 2-22-2006			250,375	249,650
					1,350,924

Master Note			0.7%
\	Bank of America Secuities
	4.580%, due 02-01-2006			250,375	250,375
\	Bear Sterns and Company
	4.650%, due 02-01-2006			125,187	125,187
\	JP Morgan Securities
	4.580%, due 02-15-2006			125,187	125,187
					500,749

Medium Term Notes			0.7%
\	First Tennessee Bank Notes
	4.330%, due 3-21-2006			250,375	250,375
\	Sigma Finance Inc
	4.330%, due 7-07-2006			250,375	250,350
					500,725

Repurchase Agreements			0.7%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	4.430%, due 02-01-2006
	collateralized by Federal Home Loan
	Note, due 03-03-2006			482,080	482,080

MONEY MARKET			0.2%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares			119,476	119,476

Total Short-Term Investments					2,953,954
	(Cost $2,953,954)

TOTAL INVESTMENTS			104.0%		70,863,322
	(Cost	$58,884,047)
LESS COLLATERAL HELD FOR
	SECURITIES ON LOAN		(4.2)%		(2,834,478)
OTHER ASSETS,
	LESS OTHER LIABILITIES		0.2%		118,864

NET ASSETS			100.0%		$68,147,708

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

		Number
		of Shares	Market
		or Par Value	Value

UNDERLYING FUNDS	100.0%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,931,474	$24,452,467
Dow Jones U.S. Health Care 100
Plus Fund - Class F		2,040,454	24,526,256
Arca Ex Tech 100 Index Fund
- Class F		995,005	25,203,473

Total Common Stocks			74,182,196
(Cost $65,337,995)

TOTAL INVESTMENTS	100.0%		74,182,196
(Cost $65,337,995)
OTHER ASSETS,
LESS OTHER LIABILITIES	0.0%		3,050

NET ASSETS	100.0%		$74,185,246

Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.3%
AUTOS & TRANSPORTATION		5.3%
	C. H. Robinson Worldwide, Inc.		100,000	$4,046,000
	Expeditors International of Washington, Inc.		66,400	4,883,056

				8,929,056
CONSUMER DISCRETIONARY		28.2%
*	Bed Bath & Beyond, Inc.		70,100	2,622,441
#	CDW Corporation		44,550	2,494,800
* #	The Cheesecake Factory, Inc.		64,175	2,364,849
*	Chico's FAS, Inc.		100,000	4,356,000
*	Coach, Inc.		122,200	4,393,090
	The Corporate Executive Board Company		36,200	3,045,868
* #	Dick's Sporting Goods, Inc.		75,800	2,787,166
*	Electronic Arts, Inc.		54,350	2,966,423
#	Fastenal Company		101,080	3,856,202
* #	Getty Images, Inc.		37,750	3,082,287
#	Harman International Industries, Inc.		19,700	2,167,000
*	O'Reilly Automotive, Inc.		141,800	4,653,876
* #	P.F. Chang's China Bistro, Inc.		35,450	1,817,167
* #	Panera Bread Company		62,650	4,266,465
#	PETsMART, Inc.		89,725	2,248,509

				47,122,143
CONSUMER STAPLES		2.6%
#	Whole Foods Market, Inc.		58,450	4,317,702

FINANCIAL SERVICES		13.3%
* #	Alliance Data Systems Corporation		59,650	2,520,212
#	Brown & Brown		55,900	1,606,007
#	The Chicago Mercantile Exchange		11,940	5,053,605
#	Commerce Bancorp, Inc.		88,100	2,946,064
	FactSet Research Systems, Inc.		65,125	2,597,185
*	Fiserv, Inc.		83,350	3,665,733
	Global Payments, Inc.		73,850	3,761,181

				22,149,987
HEALTH CARE		15.2%
*	American Healthways, Inc.		37,300	1,666,564
*	Coventry Health Care, Inc.		76,325	4,546,680
	Health Management Associates, Inc. - Class A		118,600	2,492,972
*	IDEXX Laboratories, Inc.		51,700	3,971,594
* #	ResMed, Inc.		56,200	2,216,528
*	Stericycle, Inc.		55,500	3,317,235
	Stryker Corporation		62,300	3,108,770
#	Varian Medical Systems, Inc.		66,850	4,025,039

				25,345,382
OTHER ENERGY		10.1%
	Apache Corporation		49,655	3,750,442
	BJ Services Company		93,200	3,773,668
	Smith International, Inc.		89,800	4,041,000
	XTO Energy, Inc.		106,906	5,246,946

				16,812,056
PRODUCER DURABLES		4.6%
	Donaldson Company, Inc.		62,675	2,165,421
	Joy Global, Inc.		101,275	5,472,901

				7,638,322
TECHNOLOGY		20.0%
	Adobe Systems, Inc.		110,900	4,404,948
*	Amdocs Limited		113,400	3,651,480
* #	Citrix Systems, Inc.		110,900	3,420,156
*	Cognizant Technology Solutions Corporation		73,525	3,850,504
*	Comverse Technology, Inc.		69,200	1,895,388
*	Intuit, Inc.		54,350	2,844,136
	L-3 Commmunications Holdings, Inc.		46,050	3,730,971
	Linear Technology Corporation		77,650	2,889,356
* #	NAVTEQ Corporation		29,400	1,320,354
*	SRA International, Inc.		61,500	1,953,240
*	Zebra Technologies Corporation		76,225	3,432,412

				33,392,945

Total Common Stocks				165,707,593
	(Cost $118,084,299)

SHORT-TERM INVESTMENTS		21.7%

Commercial Paper		10.1%
\	Autobahn Funding Corp 4(2)144A
	4.521%, due 02-01-2006		3,121,086	3,120,694
\	Four Winds Funding DCP
	4.551%, due 02-01-2006		3,121,086	3,120,691
\	FPL Group Capital, Inc.
	4.556%, due 02-07-2006		2,808,977	2,805,072
\	Jacksonville Electric Authority
	4.580%, due 03-22-2006		780,271	780,271
\	Morgan St Dean Witter CP
	4.580%, due 2-15-2006		3,901,357	3,901,357
\	Queens Health Systems 4(2)144A
	4.543%, due 2-22-2006		3,121,086	3,112,053
				16,840,138

Master Note		3.7%
\	Bank of America Secuities
	4.580%, due 02-01-2006		3,121,086	3,121,086
\	Bear Sterns and Company
	4.650%, due 02-01-2006		1,560,543	1,560,543
\	JP Morgan Securities
	4.580%, due 02-15-2006		1,560,543	1,560,543
				6,242,172

Medium Term Notes		3.7%
\	First Tennessee Bank Notes
	4.330%, due 3-21-2006		3,121,086	3,121,086
\	Sigma Finance Inc
	4.330%, due 7-07-2006		3,121,086	3,120,774
				6,241,860

Repurchase Agreements		3.6%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	4.430%, due 02-01-2006
	collateralized by Federal Home Loan
	Note, due 03-03-2006		6,009,448	6,009,448

MONEY MARKET		0.6%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		894,650	894,650

	Total Short-Term Investments			36,228,268
	(Cost $36,228,268)

TOTAL INVESTMENTS		121.0%		201,935,861
	(Cost $154,312,567)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(21.2)%		(35,333,618)
OTHER ASSETS,
	LESS OTHER LIABILITIES	0.2%		391,742
NET ASSETS		100.0%		$166,993,985

*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities
Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
January 31, 2006
Unaudited

			Principal
		Decription	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	97.8%

ARKANSAS	0.3%
		Hot Springs, Arkansas, New Public Housing Authority,
		5.125%, due 06-01-2007	$540,000	$553,030

GEORGIA	0.4%
		Atlanta, Georgia, New Public Housing Authority,
		5.00%, due 05-01-2007	325,000	331,864

		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012	250,000	267,748

GUAM	3.5%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029	5,000,000	5,255,500
		5.25%, due 10-01-2009	250,000	264,282

ILLINOIS	1.4%
		Chicago, Illinois, New Public Housing Authority,
		3.625%, due 06-01-2006	515,000	515,592

		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012	300,000	321,108
		4.875%, due 10-01-2008	1,380,000	1,434,165

INDIANA	0.3%
		Indianapolis, Indiana, New Public Housing Authority,
		5.125%, due 12-01-2006	400,000	406,060

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021	910,000	1,177,667

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012	255,000	272,868

NEW JERSEY	0.4%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009	285,000	301,100
		4.50%, due 04-01-2008	250,000	256,092

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012	200,000	214,014

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010	225,000	240,743

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013	210,000	224,713
		5.00%, due 02-01-2012	400,000	428,392

NORTH DAKOTA	0.3%
		Burleigh County, North Dakota, New Public Housing Authority,
		4.875%, due 01-01-2010	185,000	194,840
		4.875%, due 01-01-2009	200,000	208,388

OHIO	0.8%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012	300,000	321,066
		5.00%, due 05-01-2011	500,000	535,130
		4.875%, due 05-01-2010	200,000	211,478
		4.875%, due 05-01-2009	250,000	261,618

PENNSYLVANIA	0.3%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011	270,000	288,033
		Clinton County, Pennsylvania, New Public Housing Authority,
		5.25%, due 11-01-2007	200,000	206,720

PUERTO RICO	7.8%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L, Guaranteed XLCA-ICR,
		5.50%, due 07-01-2021	500,000	574,415
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030	1,215,000	1,270,040
		5.25%, due 07-01-2027	755,000	806,159
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100	1,975,000	2,134,935
		5.25%, prerefunded 07-01-2011 at 100	1,205,000	1,309,955
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020	1,000,000	1,152,350
		5.50%, due 07-01-2017	1,100,000	1,248,863
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020	780,000	831,347
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023	1,120,000	1,300,018
		Commonwealth of Puerto Rico, Municipal Finance Agency
		Series A, 5.00%, due 08-01-2030	500,000	525,060
		Commonwealth of Puerto Rico, Municipal Finance Agency
		Series C, 5.25%, due 08-01-2023	1,000,000	1,119,910

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010	200,000	212,316

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010	190,000	202,491

TEXAS	0.4%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2012	200,000	214,054
		4.875%, due 12-01-2009	340,000	358,465

VIRGIN ISLANDS	1.5%
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012	255,000	272,592
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010	470,000	497,979
		5.00%, due 07-01-2009	1,500,000	1,573,185

WISCONSIN	78.6%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019	435,000	448,263
		4.75%, due 09-01-2017	360,000	371,912
		Ashland, Wisconsin, Housing Authority Student Housing
		Revenue, Northland College Project,
		5.10%, due 04-01-2018	500,000	504,135
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,474,339
		5.70%, prerefunded 06-01-2009 at 100	350,000	375,564
		5.60%, prerefunded 06-01-2009 at 100	100,000	106,992
		5.20%, prerefunded 06-01-2009 at 100	200,000	211,486
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	967,790
		5.20%, due 06-01-2022	500,000	532,645
		5.05%, due 06-01-2019	1,030,000	1,091,058
		4.70%, due 06-01-2015	500,000	519,655
		Burlington, Wisconsin Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	741,360
		4.00%, due 04-01-2016	200,000	196,872
		Clintonville, Wisconsin, Redevelopment Authority
		Lease Revenue Bonds,
		4.40%, due 06-01-2021	75,000	75,360
		4.30%, due 06-01-2020	75,000	75,100
		4.25%, due 06-01-2019	75,000	75,100
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,658,880
		5.10%, due 06-01-2017	2,430,000	2,529,290
		5.00%, due 06-01-2014	215,000	223,460
		4.70%, due 06-01-2009	150,000	155,697
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 02-01-2000
		5.00%, due 06-01-2014	100,000	104,957
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 12-01-2002
		4.00%, due 06-01-2012	100,000	101,562
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 11-01-2003
		3.65%, due 06-01-2013	200,000	197,460
		3.30%, due 06-01-2011	175,000	172,219
		3.00%, due 06-01-2010	125,000	121,232
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2005
		3.25%, due 06-01-2011	250,000	243,125
		3.00%, due 06-01-2010	250,000	242,035
		Eau Claire, Wisconsin, Housing Authority Housing Revenue
		Refunding, London Hill Townhouses Project, Series A,
		6.25%, due 05-01-2015	605,000	605,490
		Fontana-on-Geneva Lake, Wisconsin (Walworth County)
		Redevelopment Lease Revenue Series 2005,
		4.375%, due 06-01-2022	500,000	491,665
		4.20%, due 06-01-2018	100,000	98,294
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7, Series A,
		5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,436,097
		5.30%, prerefunded 09-01-2008 at 100	100,000	104,674
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7,
		4.875%, due 09-01-2019	1,000,000	1,034,230
		4.75%, due 09-01-2017	1,250,000	1,288,225
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 7,
		4.50%, due 09-01-2018	2,000,000	2,036,420
		4.35%, due 09-01-2016	1,000,000	1,006,230
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A, (Bayshore Public Parking Facility),
		5.00%, due 10-01-2024	1,500,000	1,580,715
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2005A, (Bayshore Public Parking Facility),
		4.75%, due 10-01-2027	1,000,000	1,009,980
		Grant County, Wisconsin, Housing Authority Revenue
		Refunding, Orchard Manor Project,
		5.35%, due 07-01-2026	1,000,000	1,015,980
		5.25%, due 07-01-2018	500,000	507,200
		Green Bay/Brown County Professional Football Stadium
		District Sales Tax Revenue, Lambeau Field Renovation Project,
		5.00%, due 02-01-2019	2,500,000	2,606,425
		4.90%, due 02-01-2016	1,000,000	1,043,600
		4.85%, due 02-01-2015	1,020,000	1,064,533
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Refunding Student Housing, University Village Housing,
		Inc. Project,
		6.00%, due 04-01-2017	160,000	164,928
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Student Housing, University Village Housing, Series A
		5.125%, due 04-01-2021	75,000	76,116
		Green Bay, Wisconsin, Redevelopment Authority
		Lease Revenue, Convention Center Project, Series A,
		5.10%, due 06-01-2029	1,000,000	1,031,700
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue, Bellin Memorial Hospital Project, Series A,
		5.50%, due 02-15-2021	400,000	410,928
		Jackson, Wisconsin, Community Development Authority Revenue
		Refunding,
		5.10%, due 12-01-2017	725,000	738,311
		4.90%, due 12-01-2013	100,000	102,517
		4.35%, due 12-01-2008	100,000	101,082
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Bond, Tax Incremental District # 2,
		4.85%, due 12-01-2022	200,000	208,314
		Kenosha, Wisconsin, Housing Authority Multifamily Housing,
		Revenue GNMA Collateralized, Villa Ciera Project, Series A,
		6.00%, due 11-20-2041	1,000,000	1,036,830
		Little Chute, Wisconsin, Community Development Authority Lease Revenue,
		5.625%, prerefunded 03-01-2006 at 100	500,000	500,000
		Little Chute, Wisconsin, Community Development
		Authority Lease Revenue Refunding Bonds, Series 2004,
		4.35%, due 03-01-2018	200,000	203,678
		4.25%, due 03-01-2017	200,000	203,002
		Madison, Wisconsin, Community Development Authority Revenue
		Quarters, 2nd Mortgage,
		5.875%, (variable after 07-01-2011)
		due 07-01-2016	195,000	193,526
		Madison, Wisconsin, Community Development Authority
		Revenue, Meriter Retirement Services, Inc. Project,
		6.125%, due 12-01-2019	1,500,000	1,504,680
		Madison, Wisconsin, Community Development Authority
		Revenue, Fluno Center Project,
		5.00%, due 11-01-2020	3,050,000	3,138,023
		Mayville, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.15%, due 04-01-2017	175,000	174,528
		3.90%, due 04-01-2015	200,000	197,866
		3.80%, due 04-01-2014	300,000	296,256
		3.65%, due 04-01-2013	175,000	173,036
		Medford, Wisconsin, Community Development Lease Revenue
		Refunding, Series 2004A,
		4.60%, due 12-01-2021	245,000	247,727
		4.55%, due 12-01-2020	230,000	232,564
		4.25%, due 12-01-2019	220,000	222,460
		Middleton, Wisconsin, Community Development Authority Lease
		Revenue, Series A,
		4.55%, due 10-01-2018	500,000	513,560
		4.35%, due 10-01-2017	1,630,000	1,660,122
		2.90%, due 10-01-2007	100,000	98,681
		Milwaukee, Wisconsin, Redevelopment Authority Development
		Revenue Refunding, 2430 West Wisconsin Avenue Project,
		3.60%, due 03-01-2014	310,000	304,023
		3.50%, due 03-01-2013	645,000	632,680
		3.40%, due 03-01-2012	480,000	471,192
		3.25%, due 03-01-2011	500,000	485,745
		3.00%, due 03-01-2010	230,000	224,482
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding YMCA of Metropolitan Milwaukee
		Inc. Project,
		5.10%, due 12-01-2023	1,000,000	1,012,560
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding Marquette University Project,
		4.35%, due 11-01-2018	500,000	507,570
		4.25%, due 11-01-2017	1,000,000	1,013,420
		4.15%, due 11-01-2016	1,275,000	1,287,648
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series A,
		5.50%, due 01-01-2017	2,650,000	2,623,951
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series B,
		5.60%, due 01-01-2015	2,020,000	2,023,636
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series A,
		5.30%, due 06-01-2029	1,800,000	1,857,960
		5.25%, due 06-01-2019	430,000	444,070
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series B,
		5.20%, due 06-01-2029	355,000	366,463
		5.15%, due 06-01-2019	200,000	207,138
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue Summerfest Project,
		4.95%, due 08-01-2020	1,250,000	1,306,175
		4.85%, due 08-01-2017	500,000	521,280
		4.80%, due 08-01-2016	500,000	519,805
		4.70%, due 08-01-2015	500,000	517,360
		Milwaukee, Wisconsin, Redevelopment Authority
		Milwaukee School of Engineering Project, Series B,
		3.50%, due 07-01-2009	250,000	250,472
		Milwaukee, Wisconsin, Redevelopment Authority
		Lease Revenue, Series 2005A, (Milwaukee Public Schools-
		Congress, Graig and Fratney)
		4.60%, due 08-01-2022	500,000	510,810
		4.50%, due 08-01-2020	500,000	506,990
		Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative,
		4.125%, due 08-01-2018	2,010,000	2,014,502
		4.10%, due 08-01-2017	1,000,000	1,005,130
		4.00%, due 08-01-2016	1,000,000	1,001,280
		3.80%, due 08-01-2014	1,000,000	994,260
		3.65%, due 08-01-2013	2,000,000	1,981,880
		3.25%, due 08-01-2011	1,000,000	975,030
		Muskego Wisconsin Community Development Authority
		Community Development Lease Revenue, Series 2003,
		4.00%, due 06-01-2018	75,000	73,001
		3.90%, due 06-01-2017	110,000	105,877
		3.80%, due 06-01-2016	100,000	95,298
		Neenah, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A,
		4.70%, due 12-10-2028	1,250,000	1,262,525
		5.125%, due 12-01-2023	1,000,000	1,063,030
		4.30%, due 12-10-2020	1,000,000	1,012,420
		New Berlin Wisconsin Housing Authority Revenue
		Capital Appreciation, Apple Glen Project, Series A,
		Zero %, due 05-01-2010	70,000	53,882
		Zero %, due 11-01-2009	65,000	51,412
		Zero %, due 05-01-2009	70,000	57,402
		Zero %, due 11-01-2007	65,000	58,850
		Zero %, due 05-01-2007	70,000	65,232
		North Fond du Lac. Wisconsin Redevelopment Lease Revenue
		Refunding, Series 2005,
		4.35%, due 12-01-2017	325,000	322,608
		Oak Creek, Wisconsin Housing Authority Revenue
		Refunding, Wood Creek Project,
		5.625%, due 07-20-2029	2,205,000	2,212,651
		5.50%, due 07-20-2019	1,000,000	1,004,730
		Oak Creek, Wisconsin Housing Authority Revenue
		Capital Appreciation, Wood Creek Project,
		Zero %, due 01-20-2014	60,000	38,039
		Zero %, due 07-20-2013	125,000	81,929
		Zero %, due 01-20-2013	125,000	84,286
		Zero %, due 01-20-2012	65,000	46,166
		Zero %, due 07-20-2011	125,000	90,488
		Zero %, due 01-20-2011	125,000	93,751
		Zero %, due 07-20-2007	50,000	45,130
		Oconto Falls, Wisconsin Community Deveopement
		Authority Revenue, Oconto Falls Tissue, Inc. Project,
		7.75%, due 12-01-2022	800,000	633,272
		Oconto Falls, Wisconsin Community Development
		Authority Development Revenue,
		8.125%, due 12-01-2022	1,400,000	1,132,348
		Onalaksa, Wisconsin, Community Development
		Authority Lease Revenue,
		4.15%, due 10-01-2016	200,000	202,086
		4.00%, due 10-01-2015	100,000	100,389
		3.90%, due 10-01-2014	100,000	100,457
		3.65%, due 10-01-2012	100,000	99,762
		Oostburg, Wisconsin Community Development
		Authority Lease Revenue,
		4.40%, due 05-01-2022	110,000	110,197
		4.35%, due 05-01-2001	105,000	105,123
		Oshkosh, Wisconsin Housing Authority Revenue,
		GNMA Collateralized, VNA Assisted Living Inc. Project,
		5.75%, due 09-20-2038	1,260,000	1,271,000
		5.45%, due 09-20-2017	125,000	126,164
		Schofield, Wisconsin Community Development Authority,
		Redevelopment Lease Revenue Refunding Bond, Series 2004
		4.60%, due 10-01-2017	100,000	103,359
		4.50%, due 10-01-2015	100,000	103,523
		Sheboygan, Wisconsin Housing Authority Multifamily
		Revenue Refunding, GNMA Collateralized, Lake Shore
		Apartments Project, Series A,
		5.10%, due 11-20-2026	1,000,000	1,005,950
		Shorewood Wisconsin Community Development
		Authority Lease Revenue Refunding, Arena Project,
		4.35%, due 12-01-2006	150,000	151,319
		Slinger, Wisconsin Redevelopment Authority
		Lease Revenue Refunding,
		4.70%, due 09-01-2012	400,000	404,472
		Southeast Wisconsin Professional Baseball Park District
		League Capital Appreciation Certificate of Participation,
		Zero %, due 12-15-2017	1,000,000	600,790
		Zero %, due 12-15-2015	970,000	644,293
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 1996,
		5.75%, prerefunded 03-13-2007 at 101	1,095,000	1,135,526
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Series A,
		5.50%, due 12-15-2026	2,500,000	2,902,825
		5.50%, due 12-15-2018	250,000	285,250
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 2001A,
		5.10%, due 12-15-2029	270,000	293,579
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Junior Lien, Series B
		5.50%, due 12-15-2009	615,000	660,246
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series A,
		5.20%, due 10-01-2021	1,000,000	1,034,300
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series B-ACA-CBI,
		5.15%, due 10-01-2020	500,000	505,660
		5.00%, due 10-01-2017	1,000,000	1,009,350
		Sun Prairie, Wisconsin Community Development
		Authority Lease Revenue, Series 2003,
		4.50%, due 08-01-2021	150,000	153,062
		4.40%, due 08-01-2020	150,000	153,072
		Sun Prairie, Wisconsin Community Development Lease
		Revenue, Series 2005,
		(Tax Incremental District No. 8),
		4.35%, due 08-01-2022	975,000	977,252
		4.30%, due 08-01-2021	975,000	976,502
		Verona, Wisconsin (Dane County), Community Development
		Authority Community Development Lease Revenue,
		4.25%, due 12-01-2021	50,000	49,543
		4.20%, due 12-01-2020	50,000	49,562
		4.00%, due 12-01-2018	50,000	49,111
		3.90%, due 12-01-2017	100,000	97,860
		3.80%, due 12-01-2016	100,000	96,224
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, 2004 Series,
		4.85%, due 02-01-2022	200,000	207,786
		4.80%, due 02-01-2020	100,000	103,489
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, Series A,
		5.50%, due 06-01-2017	445,000	453,348
		Walworth County, Wisconsin Housing Authority Housing
		Revenue, FHA, Kiwanis Heritage Senior Apartments Project,
		5.70%, due 03-01-2039	460,000	467,245
		Waterford, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.65%, due 10-01-2020	750,000	761,723
		Watertown, Wisconsin Community Development
		Authority Redevelopment Lease Revenue, Series A,
		5.00%, due 05-01-2018	750,000	752,963
		4.80%, due 05-01-2008	75,000	76,320
		Waukesha, Wisconsin Housing Authority Revenue
		Refunding, Oak Hills Terrace Project, Series A
		4.50%, due 12-01-2027	725,000	730,198
		Waukesha, Wisconsin Redevelopment Authority
		Development Revenue, GNMA Collateralized,
		Avalon Square, Inc. Project,
		5.00%, due 06-20-2021	1,000,000	1,050,270
		Waupaca, Wisconsin, Community Development Authority,
		Community Lease Revenue Bond, Series A,
		4.60%, due 04-01-2017	300,000	309,669
		4.50%, due 04-01-2016	100,000	102,467
		Waupaca, Wisconsin, Community Development
		Authority, Lease Revenue, Series 2003A,
		4.50%, due 04-01-2017	200,000	203,916
		4.40%, due 04-01-2016	200,000	202,566
		4.20%, due 04-01-2014	100,000	100,734
		Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		Zero %, due 11-01-2010	100,000	75,581
		Zero %, due 05-01-2010	105,000	81,729
		Zero %, due 11-01-2009	100,000	80,318
		Zero %, due 05-01-2009	105,000	86,838
		Zero %, due 11-01-2008	100,000	85,296
		Zero %, due 05-01-2008	105,000	92,193
		Zero %, due 05-01-2006	105,000	103,585
		Wauwatosa, Wisconsin Redevelopment Authority
		Lease Revenue,
		5.65%, due 12-01-2015	750,000	782,603
		West Bend, Wisconsin Redevelopment Authority
		Lease Revenue,
		4.65%, due 10-01-2028	250,000	249,985
		4.60%, due 10-01-2025	150,000	151,979
		4.55%, due 10-01-2024	250,000	252,913
		4.50%, due 10-01-2003	250,000	252,723
		Weston, Wisconsin Community Development
		Authority Lease Revenue,
		4.45%, due 10-01-2019	500,000	507,110
		4.35%, due 10-01-2018	500,000	503,865
		Weston, Wisconsin Community Development
		Lease Revenue, Series 2004A,
		4.70%, due 10-01-2021	1,230,000	1,262,509
		4.40%, due 10-01-2018	500,000	506,085
		4.25%, due 10-01-2017	200,000	200,998
		4.10%, due 10-01-2016	500,000	496,140
		Weston, Wisconsin Community Development
		Lease Revenue, Series 2004B,
		4.75%, due 10-01-2023	140,000	143,388
		4.75%, due 10-01-2022	130,000	133,523
		Winnebago County, Wisconsin Housing Authority 1st Mortgage
		Revenue Refunding, Section 8 Assisted Housing Project,
		5.625%, due 05-01-2010	135,000	129,650
		5.625%, due 05-01-2009	125,000	121,301
		5.625%, due 05-01-2008	120,000	117,217
		5.625%, due 05-01-2007	115,000	113,857
		5.625%, due 05-01-2006	105,000	104,775
		Winnebago County, Wisconsin Housing Authority Housing
		Revenue, Series A,
		7.125%, due 03-01-2022	380,000	380,384
		6.875%, due 03-01-2012	150,000	150,135
		Winneconne. Wisconsin Community Development
		Authority (Winnebago County) Lease Revenue Bond,
		4.40%, due 04/01/2022	335,000	334,213
		Wisconsin Center District Junior Dedicated Tax Revenue,
		Series B,
		5.75%, prerefunded 12-15-2006 at 101	3,590,000	3,703,983
		5.70%, prerefunded 12-15-2006 at 101	3,235,000	3,336,320
		Wisconsin Center District Capital Appreciation Senior
		Dedicated Tax Revenue,
		Zero %, due 12-15-2026	2,500,000	932,950
		Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
		5.25%, due 12-15-2023	1,010,000	1,132,695
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,
		5.00%, due 09-01-2024	110,000	113,627
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2005
		4.60%, due 03-01-2025	1,200,000	1,180,500
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2005E, 4.90%, due 11-01-2035
		4.90%, due 11-01-2035	550,000	550,809
		4.70%, due 11-01-2025	275,000	272,536
		Wisconsin Housing Finance Authourity Revenue,
		6.10%, prerefunded 12-01-2017 at 100	1,285,000	1,444,366
		6.10%, prerefunded 12-01-2017 at 100	1,190,000	1,349,912
		Wrightstown, Wisconsin Community Development
		Authority Revenue,
		6.00%, prerefunded 06-01-2008 at 100	300,000	317,367

	Total Long-Term Tax-Exempt Securities			154,342,385
	(Cost $150,149,187)

SHORT-TERM TAX-EXEMPT SECURITIES
	1.4%

DEMAND NOTES	1.4%
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue Bellin Memorial Hospital, Series B,
		3.02% weekly reset, due 02-15-2031	445,000	445,000
		Green Bay/Brown County, Wisconsin Professional
		Football Stadium District Wisconsin Sales
		Tax Revenue, (Lambeau Field Renovation Project)
		Series B,
		2.95%, weekly reset, due 02-01-2030	285,000	285,000
		2.95%, weekly reset, due 02-01-2029	60,000	60,000
		Milwaukee, Wisconsin Redevelopment Authority Development
		Revenue, Kennedy II Assoc. Ltd.
		3.30%, semi-annual reset, due 12-01-2010	670,000	670,000
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue, Library Hill Project,
		3.02%, weekly reset, due 08-01-2023	85,000	85,000
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue, American Society for Quality
		3.07% weekly reset, due 05-01-2036	50,000	50,000
		Milwaukee, Wisconsin Redevelopment Authority
		Lease Revenue, University of Wisconsin, Kenilworth Project,
		3.02%, weekly reset, due 09-01-2040	640,000	640,000

	Total Demand Notes			2,235,000

MONEY MARKET	0.0%
		AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
		Private Class	3,017	3,017

	Total Short-Term Tax-Exempt Securities			2,238,017
	(Cost $2,238,102)

Total Investments 99.2%				156,580,402
	(Cost $152,387,289)
Other Assets, Less Other Liabilities 0.8%				1,239,799

Net Assets 100.0%				$157,820,201

Percentages shown are a percent of net assets.

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

Schedule of Investments
January 31, 2006
Unaudited

	Principal			Maturity	Interest
	Amount			Date	Rate		Value

U.S. Government Agency Securities			19.1%

Federal Home Loan Bank("FHLB")
	3,790,000	FHLB Note		05/15/06	2.250%		$3,773,134
	1,000,000	FHLB Note		03/17/06	2.400%		998,540
	3,000,000	FHLB Note		03/13/06	2.500%		2,996,709
	3,000,000	FHLB Discount Note		03/03/06	4.150%		2,989,625
	4,000,000	FHLB Note		02/24/06	2.500%		3,997,042
	2,000,000	FHLB Note		02/17/06	2.260%		1,998,910
		Total Federal Home Loan Bank					16,753,960

Federal Home Loan Mortgage Corporation ("FHLMC")
#	4,000,000	FHLMC Note		02/15/06	1.875%		3,997,696
	4,000,000	FHLMC Note		02/14/06	4.050%		3,994,150
		Total Federal Home Loan Mortgage Corporation					7,991,846

Federal National Mortgage Association ("FNMA")
	4,000,000	FNMA Note		06/15/06	5.250%		4,010,414
	3,500,000	FNMA Note		04/13/06	2.150%		3,490,423
		Total Federal National Mortgage Association					7,500,837

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES						32,246,643

Corporate Securities			80.6%

Bonds and Notes			11.7%
	883,000	Bear Stearns		05/01/06	6.500%		888,105
		Global Notes
	3,000,000	CIT Group, Inc.		05/12/06	4.340%	(a)	3,000,245
		Global Notes
\	90,540	First Tennessee Bank Notes		03/21/06	4.330%		90,540
		Medium Term Notes
	2,259,000	Fleetboston Financial BAC		12/01/06	4.875%		2,259,861
		Global Notes
	615,000	IBM Corporation		11/01/06	2.375%		604,080
		Domestic Notes
	1,672,000	IBM Corporation		10/01/06	4.875%		1,672,938
		Global Notes
	1,000,000	Lehman Brothers		09/01/06	7.500%		1,018,249
		Domestic Notes
	2,460,000	Lehman Brothers		05/15/06	6.250%		2,471,660
		Global Notes
	1,600,000	Merrill Lynch		05/16/06	6.130%		1,607,328
		Domestic Notes
	3,017,000	Merrill Lynch		05/15/06	7.375%		3,041,873
		Global Notes
\	90,540	Sigma Finance Inc		07/07/06	4.330%		90,531
		Medium Term Notes
	3,000,000	Wells Fargo & Company		05/21/06	5.900%		3,011,577
		Global Notes
		Total Corporate Bonds and Notes					19,756,987

Commercial Paper			68.9%
	3,100,000	Abbey National North America LLC		02/03/06	4.350%		3,099,251
	4,000,000	American Express Credit Corporation		04/25/06	4.520%		3,958,316
	3,000,000	American Express Credit Corporation		02/27/06	4.350%		2,990,575
	4,000,000	American General Finance Corporation		03/08/06	4.320%		3,983,200
	3,500,000	American General Finance Corporation		02/28/06	4.350%		3,488,581
	3,000,000	American Honda Finance Corporation		03/06/06	4.380%		2,987,955
	4,000,000	American Honda Finance Corporation		02/08/06	4.280%		3,996,671
\	90,540	Autobahn Funding Corp 4(2)144A		02/01/06	4.521%		90,529
	3,000,000	Bear Stearns & Company		03/09/06	4.380%		2,986,860
	3,100,000	Bear Stearns & Company		03/06/06	4.270%		3,087,866
	3,500,000	Chevron Texaco Corporation		02/09/06	4.260%		3,496,687
	3,500,000	Citigroup Funding		03/20/06	4.380%		3,479,986
	4,000,000	Citigroup Funding		02/07/06	4.300%		3,997,133
	2,200,000	Danske Corporation		02/06/06	4.240%		2,198,704
\	90,540	Four Winds Funding DCP		02/01/06	4.551%		90,529
\	81,486	FPL Group Capital, Inc.		02/07/06	4.556%		81,373
	2,500,000	General Electric Capital Corporation		03/07/06	4.260%		2,489,941
	2,800,000	General Electric Capital Corporation		02/22/06	4.270%		2,793,026
	2,300,000	General Electric Capital Corporation		02/01/06	4.230%		2,300,000
	2,000,000	Harley-Davidson Funding		02/27/06	4.450%		1,993,572
	1,655,000	Harley-Davidson Funding		02/23/06	4.430%		1,650,520
	2,000,000	Harley-Davidson Funding		02/08/06	4.320%		1,998,320
	3,500,000	HSBC Finance Corporation		03/01/06	4.350%		3,488,158
	4,000,000	HSBC Finance Corporation		02/21/06	4.270%		3,990,511
\	22,635	Jacksonville Electric Authority		03/22/06	4.580%		22,635
	3,000,000	LaSalle Bank		02/16/06	4.480%		2,994,400
	3,000,000	LaSalle Bank		02/10/06	4.430%		2,996,678
	3,500,000	Marshall & Ilsley Corporation		02/23/06	4.330%		3,490,739
\	113,175	Morgan St Dean Witter CP		02/15/06	4.580%		113,175
	4,000,000	Prudential Funding Corporation		03/14/06	4.460%		3,979,682
\	90,540	Queens Health Systems 4(2)144A		02/22/06	4.543%		90,278
	3,500,000	Royal Bank of Scotland PLC		03/10/06	4.370%		3,484,280
	2,500,000	Sigma Aldrich Corporation		02/24/06	4.450%		2,492,892
	2,000,000	Sigma Aldrich Corporation		02/17/06	4.410%		1,996,080
	3,000,000	Sigma Aldrich Corporation		02/07/06	4.330%		2,997,835
	3,500,000	Societe Generale		04/17/06	4.410%		3,467,844
	4,000,000	Societe Generale		02/02/06	4.290%		3,999,523
	4,000,000	Toyota Motor Credit Corporation		05/02/06	4.310%		3,956,900
	4,000,000	Toyota Motor Credit Corporation		02/13/06	4.300%		3,994,267
	2,000,000	UBS Finance (Delaware) LLC		03/21/06	4.370%		1,988,347
	3,000,000	UBS Finance (Delaware) LLC		03/02/06	4.250%		2,989,729
	2,500,000	UBS Finance (Delaware) LLC		02/21/06	4.330%		2,493,986
	4,000,000	Wells Fargo & Company		02/03/06	4.250%		3,999,055
		Total Commercial Paper					116,266,589

	TOTAL CORPORATE SECURITIES						136,023,576

Short Term Securities			1.0%

Master Note			0.1%
\	90,540	Bank of America Secuities		02/01/06	4.580%		90,540
\	45,270	Bear Sterns and Company		02/01/06	4.650%		45,270
\	45,270	JP Morgan Securities		02/15/06	4.580%		45,270
		Total Master Note					181,080
Money Market			0.0%

	667	Highmark Diversified Money Market Fund,					667
		Total Money Market					667
Repurchase Agreements			0.1%
\	174,329	Bank of America Securities LLC		02/01/06	4.430%		174,329
		Triparty Repurchase Agreement
		collateralized by Federal Home Loan
		Note, due 03-03-2006
		Total Repurchase Agreements					174,329
Time Deposit			0.8%
	1,335,000	National City Bank of Cleveland		02/01/06	4.34		1,335,000
		Grand Cayman Branch
		Total Euro Dollar Time Deposit					1,335,000

	TOTAL SHORT TERM SECURITIES						1,691,076

TOTAL INVESTMENTS, AT AMORTIZED COST				100.7%			169,961,295
LESS COLLATERAL HELD FOR SECURITIES ON LOAN				(0.6)%			(1,025,000)
OTHER LIABILITIES, LESS OTHER ASSETS				(0.1)%			(175,125)
NET ASSETS				100.0%			$168,761,170

#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities
(a)	Variable rate at 3 Month US Libor plus 1

Investment Transactions

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (excluding tax adjustments) as of January 31, 2006, were as follows:

		ArcaEx	Dow Jones	Dow Jones	Dow Jones
	S&P 100	Tech 100	Equity Income	U.S. Health Care	U.S. Financial
	Index	Index	100 Plus	100 Plus	100 Plus

Gross unrealized appreciation	65,988,280	107,260,823	1,083,289	18,379,064	13,157,539
Gross unrealized depreciation	(25,168,671)	(167,928,141)	(497,358)	(5,172,553)	(1,178,264)
Net unrealized appreciation (depreciation)	$40,819,609	$(60,667,318)	$585,931	$13,206,511	$11,979,275

Cost of investments	$112,555,664	$522,919,852	$15,739,474	$67,891,332	$55,930,093

	Strategic	Geneva	Wisconsin
	Allocation	Growth	Tax-Exempt

Gross unrealized appreciation	8,844,201	48,472,835	5,080,769
Gross unrealized depreciation	—	(849,541)	(887,571)
Net unrealized appreciation (depreciation)	$8,844,201	$47,623,294	$4,193,198

Cost of investments	$65,337,995	$118,084,299	$150,149,187

Futures Contracts
Futures contract activity for the three months ended January 31, 2006, in the S&P 100 Index and ArcaEx Tech 100 Index Funds, respectively, was as follows:

	Number of	Aggregate Face
	Contracts	Value of Contracts
S&P 100 Index Fund:
Outstanding at October 31, 2005	7	$419,335
Contracts opend	158	9,973,490
Contracts closed	(145)	(9,107,625)
Outstanding at January 31, 2006	20	$1,285,200

ArcaEx Tech 100 Index Fund:
Outstanding at October 31, 2005	5	$775,100
Contracts opend	69	11,723,440
Contracts closed	(64)	(10,776,440)
Outstanding at January 31, 2006	10	$1,722,100

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at January 31, 2006, for each Fund were as follows:

		Unrealized
	Number of	Appreciation
	Contracts	(Depreciation)
S&P 100 Index Fund:
S&P 500 E-Mini Index Futures	20	$(1,600)
expiring March 2006

ArcaEx Tech 100 Index Fund:
NASDAQ 100 Index Futures
expiring March 2006	10	$(2,600)

Securities Lending

As of January 31, 2006

	Market Value
	Loaned Securities	Collateral
S&P 100 Index Fund	6,819,314	7,043,799
ArcaEx Tech 100 Index Fund	60,887,977	63,177,814
Dow Jones Equity Income 100 Plus Fund	0	0
Dow Jones U.S. Health Care 100 Plus Fund	3,661,488	3,794,667
Dow Jones U.S. Financial 100 Plus Fund	2,759,091	2,834,478
Strategic Allocation Fund	0	0
Geneva Growth Fund	34,332,696	35,333,618
Wisconsin Tax-Exempt Fund	0	0
Cash Reserve Fund	1,007,677	1,025,000

Item 2. Controls and Procedures

(a)  Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of March, 2006.

NORTH TRACK FUNDS, INC.

By:	/s/ David G. Stoeffel
David G. Stoeffel, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of March, 2006.

By:	/s/ David G. Stoeffel
David G. Stoeffel, President (Principal Executive Officer)

By:	/s/ Franklin P. Ciano
Franklin P. Ciano, Chief Financial Officer and Treasurer (Principal Financial Officer)